DEBT	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
DEBT
8.   DEBT

(in thousands of $)	2012	2011
8.52% Term Loans due 2015	10,067	13,422
Less: current portion	(3,355)	(3,355)
	6,712	10,067

The outstanding debt as of December 31, 2012 is repayable as follows:

(in thousands of $)
Year ending December 31,
2013	3,355
2014	3,355
2015	3,357
2016	—
2017	—
Thereafter	—
Total debt	10,067

The Term Loans bear interest at a rate of 8.52% per annum. Interest is payable semi-annually on April 1 and October 1 each year. Principal is repayable on the Term Loans in accordance with a remaining three year sinking fund schedule. The Term Loans notes include certain covenants such as restriction on the payment of dividends and making additional loans or advances to affiliates. At December 31, 2012 the Company was in compliance with these covenants.

The Company is jointly and severally liable with the other Owners for all the Owners obligations and liabilities in relation to the Term Loans but only to the extent of the proceeds received by California Petroleum Transport Corporation from California Petroleum Transport Corporation's right, title and interest in and to the collateral.